Submission	Nov. 05, 2026
Submission [Line Items]
Central Index Key	0000093556
Registrant Name	STANLEY BLACK & DECKER, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES